Preferred Stock (Details) - Schedule of Preferred Stock Authorized, Issued and Outstanding	Dec. 28, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares
Preferred Stock
Authorized shares (in Shares) | shares	140,136,788	140,136,788	140,136,788
Shares issued	$ 168,974,437	$ 99,309,415	$ 99,309,415
Net carrying value		168,974,437	168,974,437
Liquidation preference	$ 168,974,437	$ 168,974,437	$ 168,974,437
Series Seed [Member]
Preferred Stock
Authorized shares (in Shares) | shares	6,836,726	6,836,726	6,836,726
Shares issued	$ 1,542,203	$ 6,836,726	$ 6,836,726
Conversion Ratio	1.42	1.05	1
Net carrying value		$ 1,542,203	$ 1,542,203
Liquidation preference	$ 1,542,203	$ 1,542,203	$ 1,542,203
Series A Preferred Stock [Member]
Preferred Stock
Authorized shares (in Shares) | shares	11,379,405	11,379,405	11,379,405
Shares issued	$ 9,288,872	$ 11,379,405	$ 11,379,405
Conversion Ratio	2	1.24	1
Net carrying value		$ 9,288,872	$ 9,288,872
Liquidation preference	$ 9,288,872	$ 9,288,872	$ 9,288,872
Series A Two Preferred Stock [Member]
Preferred Stock
Authorized shares (in Shares) | shares	4,536,924	4,536,924	4,536,924
Shares issued	$ 10,760,224	$ 4,536,924	$ 4,536,924
Conversion Ratio	2.25	1.3	1.36
Net carrying value		$ 10,760,224	$ 10,760,224
Liquidation preference	$ 10,760,224	$ 10,760,224	$ 10,760,224
Series B Preferred Stock [Member]
Preferred Stock
Authorized shares (in Shares) | shares	18,393,332	18,393,332	18,393,332
Shares issued	$ 31,416,488	$ 18,393,332	$ 18,393,332
Conversion Ratio	2.25	1.3	1
Net carrying value		$ 31,416,488	$ 31,416,488
Liquidation preference	$ 31,416,488	$ 31,416,488	$ 31,416,488
Series C Preferred Stock [Member]
Preferred Stock
Authorized shares (in Shares) | shares	12,204,208	12,204,208	12,204,208
Shares issued	$ 10,534,889	$ 4,125,666	$ 4,125,666
Conversion Ratio	2.33	1.32	1.07
Net carrying value		$ 10,534,889	$ 10,534,889
Liquidation preference	$ 10,534,889	$ 10,534,889	$ 10,534,889
Series D Preferred Stock [Member]
Preferred Stock
Authorized shares (in Shares) | shares	21,786,721	21,786,721	21,786,721
Shares issued	$ 34,894,262	$ 19,016,963	$ 19,016,963
Conversion Ratio	2.31	1.32	1
Net carrying value		$ 34,894,262	$ 34,894,262
Liquidation preference	$ 34,894,262	$ 34,894,262	$ 34,894,262
Series E Preferred Stock [Member]
Preferred Stock
Authorized shares (in Shares) | shares	32,999,472	32,999,472	32,999,472
Shares issued	$ 55,260,089	$ 29,999,520	$ 29,999,520
Conversion Ratio	16.92	10.61	1
Net carrying value		$ 55,260,089	$ 55,260,089
Liquidation preference	$ 55,260,089	$ 55,260,089	$ 55,260,089
Series E One Preferred Stock [Member]
Preferred Stock
Authorized shares (in Shares) | shares	32,000,000	32,000,000	32,000,000
Shares issued	$ 15,277,410	$ 5,020,879	$ 5,020,879
Conversion Ratio	23.69	14.85	1
Net carrying value		$ 15,277,410	$ 15,277,410
Liquidation preference	$ 15,277,410	$ 15,277,410	$ 15,277,410